T. ROWE PRICE Retirement 2030 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 32 .0%
T. Rowe Price Funds:
New Income Fund  3,292,894 222,613 86,816 434,884,910 3,474,730
Limited Duration Inflation Focused
Bond Fund  1,351,391 333,378 45,714 345,723,956 1,669,847
International Bond Fund (USD
Hedged)  1,306,892 24,640 18,142 153,486,055 1,312,306
U.S. Treasury Long-Term Index
Fund  917,882 10,275 45,118 127,422,623 900,878
Dynamic Global Bond Fund  760,488 23,676 11,180 99,069,331 770,759
Emerging Markets Bond Fund  615,314 11,059 25,488 66,069,794 628,324
High Yield Fund  546,155 10,399 21,006 90,592,760 544,463
Floating Rate Fund  174,120 5,508 6,892 18,701,809 173,179
Dynamic Credit Fund  104,145 13,568 1,975 13,151,217 117,177
Total Bond Funds (Cost $ 10,488,858 ) 9,591,663
EQUITY FUNDS 67 .3%
T. Rowe Price Funds:
Value Fund  2,920,283 1,112 97,034 60,431,330 2,959,322
Growth Stock Fund  2,861,672 280 168,343 24,125,971 2,846,141
U.S. Large-Cap Core Fund  2,012,412 742 87,107 45,587,513 2,052,806
Equity Index 500 Fund  1,932,577 6,849 71,442 11,382,796 1,937,010
International Value Equity Fund  1,692,608 129 48,655 78,732,868 1,753,381
Overseas Stock Fund  1,511,903 115 58,767 99,170,833 1,523,264
Real Assets Fund  1,277,207 714 40,443 82,595,677 1,347,961
International Stock Fund  1,290,189 128 64,116 55,892,959 1,241,383
Hedged Equity Fund  902,273 36,119 31,465 71,881,674 963,214
Mid-Cap Growth Fund  672,035 52 28,985 6,527,484 680,556
Mid-Cap Value Fund  642,121 48 37,310 19,673,786 655,334
Emerging Markets Discovery Stock
Fund  571,324 213 18,423 37,238,948 615,187
Emerging Markets Stock Fund  474,568 274 17,860 12,854,832 504,038
Small-Cap Value Fund  405,779 36 26,045 7,579,945 421,672
Small-Cap Stock Fund  335,830 23 12,692 5,861,600 350,700
New Horizons Fund (2) 281,656 28 12,921 5,126,643 292,885
Total Equity Funds (Cost $ 12,038,997 ) 20,144,854
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  3,537 172,000 171,146 45,086 4,374
Total Other Mutual Funds (Cost $ 4,354 ) 4,374

T. ROWE PRICE Retirement 2030 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0 .7%
Money Market Funds  0.5%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 437,353 420,638 715,727 142,263,808 142,264
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 4.257%,
9/16/25 (4) 60,000,000 59,900
Total Short-Term Investments (Cost $ 202,159 ) 202,164
Total Investments in Securities 100.0%
(Cost $22,734,368) $ 29,943,055
Other Assets Less Liabilities (0.0)% (9,418)
Net Assets 100.0% $ 29,933,637
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2030 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,156 MSCI EAFE Index contracts 9/25 (157,280) $ (4,535)
Short, 1,605 Russell 2000 E-Mini Index contracts 9/25 (190,176) (19,425)
Short, 1,256 S&P 500 E-Mini Index contracts 9/25 (406,489) (24,272)
Net payments (receipts) of variation margin to date 53,026
Variation margin receivable (payable) on open futures contracts $ 4,794

T. ROWE PRICE Retirement 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ 20 $ 1,439 $ 2,144
Dynamic Global Bond Fund  278 (2,225) 11,123
Emerging Markets Bond Fund  (2,820) 27,439 10,708
Emerging Markets Discovery Stock Fund  1,376 62,073 —
Emerging Markets Stock Fund  79 47,056 —
Equity Index 500 Fund  103,892 69,026 6,125
Floating Rate Fund  (68) 443 3,403
Growth Stock Fund  135,897 152,532 —
Hedged Equity Fund  3,326 56,287 —
High Yield Fund  (693) 8,915 10,090
International Bond Fund (USD Hedged)  1,073 (1,084) 14,046
International Stock Fund  15,026 15,182 —
International Value Equity Fund  20,712 109,299 —
Limited Duration Inflation Focused Bond Fund  (1,237) 30,792 7,171
Mid-Cap Growth Fund  4,532 37,454 —
Mid-Cap Value Fund  643 50,475 —
New Horizons Fund  333 24,122 —
New Income Fund  (4,447) 46,039 41,986
Overseas Stock Fund  22,745 70,013 —
Real Assets Fund  6,249 110,483 —
Small-Cap Stock Fund  3,325 27,539 —
Small-Cap Value Fund  1,064 41,902 —
Transition Fund  (146) (17) —
U.S. Large-Cap Core Fund  16,495 126,759 —
U.S. Treasury Long-Term Index Fund  (11,366) 17,839 9,743
Value Fund  20,159 134,961 —
U.S. Treasury Money Fund, 4.35% — — 3,425
Totals $ 336,447 # $ 1,264,743 $ 119,964 +

T. ROWE PRICE Retirement 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $119,964 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2030 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2030 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2030 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F142-054Q1 08/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 9,591,663 $ — $ — $ 9,591,663
Equity Funds 20,144,854 — — 20,144,854
Other Mutual Funds 4,374 — — 4,374
Short-Term Investments 142,264 59,900 — 202,164
Total $ 29,883,155 $ 59,900 $ — $ 29,943,055
Liabilities
Futures Contracts* $ 48,232 $ — $ — $ 48,232
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.